Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of Deferred Tax Assets

The following is a rollforward of the Company’s deferred tax liability from January 1, 2020 to September 30, 2020 (in thousands):

Balance at December 31, 2019	$30,879
Income tax benefit (associated with the amortization of intangible assets)	(1,038)
Deconsolidation of Nexway	(1,162)
Balance at March 31, 2020	$28,679
Acquisition of fuboTV Pre-Merger	65,613
Income tax benefit (associated with the amortization of intangible assets)	(3,498)
Balance at June 30, 2020	$90,794
Income tax benefit (associated with the amortization of intangible assets)	(16,071)
Measurement period adjustment	(65,295)
Balance at September 30, 2020	$9,428

Fubo TV Pre-Merger [Member]
Schedule of Income Taxes Benefit

Income tax expense for the years ended December 31, 2019 and 2018 differed from statutory federal rate expense primarily due to the Company’s inability to benefit from its tax losses.

	December 31,
	2019	2018

Income tax provision at federal statutory rate	$(36,475)	$(27,155)
State income taxes, net of federal benefit	7	12
Other non-deductible expense	276	309
Change in valuation allowance	36,205	26,836
Foreign rate differential	(4)	(4)
Law changes (federal effect)	-	-

Total tax provision (benefit)	$9	$(2)

Schedule of Deferred Tax Assets

The Company’s deferred tax assets and liabilities consisted of the following:

	December 31,
	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$88,759	$49,307
Accruals and deferrals	1,864	943
Stock based compensation	102	57
Interest expense limitation	432	-
Other	6	-
Total deferred tax assets	91,163	50,307
Valuation allowance	(91,144)	(50,190)
Deferred tax liabilities:
Property and equipment	(19)	(117)
Total deferred tax liabilities	(19)	(117)

Net deferred tax assets	$—	$—